Stockholders’ Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 0.0001	$ 0.0001
Authorized shares	510,000,000	510,000,000
Shares of preferred stock	10,000,000	10,000,000
Shares of preferred stock
Common stock issued
Public warrants expire period	5 years	5 years
Warrants, description	●in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ● if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ● if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Common Stock outstanding
Purchase share		1,905,853
Agreed to shares		300,000
Initial Public Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	10,062,500	10,062,500
Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock warrants	316,250	316,250
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of preferred stock	10,000,000	10,000,000
Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 6.21	$ 6.21
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 11.5	$ 11.5
Shares of common stock	500,000,000	500,000,000
Common stock issued	1	1
Investor shares		40,000
Issuance shares		190,476
Class A Common Stock [Member] | Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	1	1
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	1,905,853	632,500